                            MUNDER POWER PLUS FUND(R)
                           Class A, B, C, K & Y Shares

                        Supplement dated January 21, 2004
                     To Prospectuses dated October 31, 2003

Under the heading of "Performance," which begins on page 4 of the Prospectus, the table of average annual total returns is amended in its entirety to read as follows:

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

--------------------------------------------------------------------------------------------------------------------
                                                                                                         Since
                                                                                         1 Year       Inception(1)
                                                                                            %              %
--------------------------------------------------------------------------------------------------------------------
Class Y
--------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                      (30.74)        (25.14)
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                      (30.74)        (25.27)
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                              (18.88)        (19.66)
--------------------------------------------------------------------------------------------------------------------
S&P 500(R)Index(2) (reflects no deductions of fees, expenses or taxes)                   (22.10)        (15.81)
--------------------------------------------------------------------------------------------------------------------
AMEX Deutsche Bank Energy Index(2) (reflects no deductions of fees, expenses              (4.22)         (4.48)
or taxes)
--------------------------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                      (34.71)        (27.64)
--------------------------------------------------------------------------------------------------------------------
S&P 500(R)Index(2) (reflects no deductions of fees, expenses or taxes)                   (22.10)        (15.81)
--------------------------------------------------------------------------------------------------------------------
AMEX Deutsche Bank Energy Index(2) (reflects no deductions of fees, expenses              (4.22)         (4.48)
or taxes)
--------------------------------------------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                      (34.93)        (27.62)
--------------------------------------------------------------------------------------------------------------------
S&P 500(R)Index(2) (reflects no deductions of fees, expenses or taxes)                   (22.10)        (15.81)
--------------------------------------------------------------------------------------------------------------------
AMEX Deutsche Bank Energy Index(2) (reflects no deductions of fees, expenses              (4.22)         (4.48)
or taxes)
--------------------------------------------------------------------------------------------------------------------
Class C(3)
--------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                      (32.88)        (26.32)
--------------------------------------------------------------------------------------------------------------------
S&P 500(R)Index(2) (reflects no deductions of fees, expenses or taxes)                   (22.10)        (15.81)
--------------------------------------------------------------------------------------------------------------------
AMEX Deutsche Bank Energy Index(2) (reflects no deductions of fees, expenses              (4.22)         (4.48)
or taxes)
--------------------------------------------------------------------------------------------------------------------
Class K
--------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                      (30.93)        (25.35)
--------------------------------------------------------------------------------------------------------------------
S&P 500(R)Index(2) (reflects no deductions of fees, expenses or taxes)                   (22.10)        (15.81)
--------------------------------------------------------------------------------------------------------------------
AMEX Deutsche Bank Energy Index(2) (reflects no deductions of fees, expenses              (4.22)         (4.48)
or taxes)
--------------------------------------------------------------------------------------------------------------------

--------------------
(1) The inception date for the Class Y, Class A, Class B, Class C and Class K shares is 3/13/01. The Class C shares inception is that of the Fund's
     Class II shares, which were converted and/or reclassified as Class C shares as of the close of business on 10/31/03. The index returns from inception for Class Y, Class A, Class B, Class C and Class K shares are as of 3/1/01.

(2) The Standard & Poor's 500 Composite Stock Price Index is a widely recognized index that measures the performance of the large-cap sector of the U.S. stock market. The AMEX Deutsche Bank Energy Index is an equal-weighted index of 30 widely-held companies involved in producing and providing energy products, including domestic and international oil producers, refiners and transmitters, oil equipment and drillers, and natural gas producers.

(3) Prior to 10/31/03, the Fund offered Class II shares, which were subject to a front-end sales charge of 1%. The Class II shares were also subject to a 1% contingent deferred sales charge (CDSC) on redemptions of Class II shares within eighteen months of purchase. As of the close of business on 10/31/03, all outstanding Class II shares were converted and/or reclassified as Class C shares. Average annual returns for Class C shares for periods prior to 10/31/03 therefore are for the Class II shares and reflect the fees and expenses of the Class II shares prior to that date.

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                                THE MUNDER FUNDS

                       Supplement Dated January 21, 2004
                 To Statement of Additional Information ("SAI")
                             Dated October 31, 2003

The following paragraph is added at the end of the disclosure under the heading, "Additional Purchase, Redemption, Exchange and Conversion Information - Other Purchase and Redemption Information":

     Brokers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual broker. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectus and this SAI. Your broker will provide you with specific information about any processing or service fees you will be charged.

SUPSAI0104